SUBSEQUENT EVENTS (Narrative) (Details) - USD ($)										1 Months Ended								12 Months Ended
	Mar. 07, 2017	Mar. 03, 2017	Feb. 24, 2017	Feb. 06, 2017	Jan. 16, 2017	Jan. 10, 2017	Jan. 15, 2016	Dec. 15, 2015	Oct. 15, 2015	Jan. 19, 2017	May 16, 2016	Apr. 15, 2016	Mar. 22, 2016	Feb. 15, 2016	Nov. 15, 2015	May 28, 2015	May 22, 2015	Dec. 31, 2015	Dec. 31, 2016	Aug. 18, 2016
Common stock issued as dividend																		289,425
Preferred stock, shares outstanding																		5,200,000	100,000
Common stock issued for services							$ 4,865	$ 4,830	$ 4,200		$ 2,700	$ 4,690	$ 34,750	$ 4,865	$ 5,250	$ 3,250	$ 32,500
Common stock issued for services, shares							7,000	7,000	7,000		3,600	7,000	50,000	7,000	7,000	5,000	50,000
Series A Preferred Stock [Member]
Preferred stock, shares outstanding																		1,900,000	100,000	100,000
Subsequent Event [Member]
Common stock issued as dividend						10,000
Proceeds from convertible debt	$ 100,000		$ 50,000	$ 100,000						$ 100,000
Interest rate	12.00%		12.00%	12.00%						12.00%
Common stock issued for services					$ 3,060
Common stock issued for services, shares					3,600
Subsequent Event [Member] | Series A Preferred Stock [Member]
Preferred stock, shares outstanding						100,000
Subsequent Event [Member] | Purchase Agreement [Member]
Cash payment for acquisition		$ 1,950,000
Purchase of membership interest		4,900,000
Cash payment in shares		$ 2,950,000